Derivative Warrant Liabilities - Schedule of Warrant Transactions (Details) - $ / shares	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Public Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Warrants, Beginning	20,912
Weighted Average Exercise Price, Beginning	$ 6,874.13
Number of Warrants, Warrant exchange	(1,104)
Weighted Average Exercise Price, Warrant exchange	$ 6,874.13
Number of Warrants, Ending	19,808
Weighted Average Exercise Price, Ending	$ 6,874.13
Number of Warrants, Ending	19,808	19,808
Weighted Average Exercise Price, Ending	$ 6,874.13	$ 6,874.13
Private Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Warrants, Beginning	954
Weighted Average Exercise Price, Beginning	$ 6,874.13
Number of Warrants, Warrant exchange
Weighted Average Exercise Price, Warrant exchange	$ 6,874.13
Number of Warrants, Ending	954
Weighted Average Exercise Price, Ending	$ 6,874.13
Number of Warrants, Ending	954	954
Weighted Average Exercise Price, Ending	$ 6,874.13	$ 6,874.13